Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 884,651	¥ 673,511
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 715,894	¥ 737,032